Note 02 - Summary of Significant Accounting Policies, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net Translation Gain (Loss)
Current exchange rate (Reais)	$ 1,666
Current Exchange Rate (Dollars)	1,741
Net Translation Gain (Loss)	6,796	22,589	20,001
Investments in Non-consolidated Companies and Other Investments
Equity method of long-term investments minimum percentage of it owns	20.00%
Equity method of long-term investments maximum percentage of it owns	50.00%
Income Tax Expense
Maximum percentage of recognized income tax position is measured at the largest amount likely of being realized	50.00%
Change in Accounting Estimate [Abstract]
Amount of results in operations were increased, net of taxes	$ 352